INCOME TAXES - Net Deferred Income Taxes and Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets [Abstract]
Compensation and related benefits	$ 88	$ 93
Net operating losses and credits	394	424
Other	5	0
Total	487	517
Components of Deferred Tax Liabilities [Abstract]
Reserves and reinsurance	1,786	1,740
DAC	1,197	1,253
Unrealized investment gains or losses	23	134
Investments	1,062	1,437
Other	0	25
Total	4,068	4,589
Income Tax Uncertainties [Abstract]
Undistributed earnings of foreign subsidiaries	195
Amount of additional taxes that would need to be provided if earnings were remitted	79
Unrecognized tax benefits that would impact the effective rate	394	344
Interest and penalties invluded in unrecognized tax benefits	67	52
Interest expense related to unrecognized tax benefits	15	(25)	$ (43)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	418	475	592
Additions for tax positions of prior years	39	44	56
Reductions for tax positions of prior years	0	(101)	(181)
Additions for tax positions of current year	0	0	8
Unrecognized Tax Benefits, Ending Balance	$ 457	$ 418	$ 475